Schedule of Reconciliation Between IFRS Net Loss and GAAP Net Loss (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net loss and comprehensive loss	$ (3,803,812)	$ (9,185,633)	$ (6,471,235)	$ (17,439,319)	$ (24,621,514)	$ (34,969,085)
Operating expenses	3,914,417	4,419,791	12,777,893	9,972,485	16,926,013	46,288,637
Interest expense	635,385	532,327	1,807,274	4,657,713	5,155,288	4,575,578
Change in fair value derivative liability	(1,970,168)	(5,271,824)	2,134,953	(5,012,433)	(6,113,485)	399,066
Net loss and comprehensive loss	$ (3,803,812)	$ (9,185,633)	$ (6,471,235)	$ (17,439,319)	$ (24,621,514)	$ (34,969,085)
Earnings (loss) per common share - basic	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.13)	$ (0.17)	$ (0.30)
Earnings (loss) per common share - diluted	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.13)	$ (0.17)	$ (0.30)
International Financial Reporting Standards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net loss and comprehensive loss						$ (34,206,432)
Operating expenses						281,088
Interest expense						(185,660)
Change in fair value derivative liability						(946,649)
Other immaterial changes						88,568
Net loss and comprehensive loss						$ (34,206,432)
Earnings (loss) per common share - basic						$ (0.30)
Earnings (loss) per common share - diluted						$ (0.30)
Generally Accepted Accounting Principles [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net loss and comprehensive loss						$ (34,969,085)
Net loss and comprehensive loss						$ (34,969,085)
Earnings (loss) per common share - basic						$ (0.30)
Earnings (loss) per common share - diluted						$ (0.30)